Jacob Micro Cap Growth Fund | Jacob Micro Cap Growth Fund
Jacob Micro Cap Growth Fund
Jacob Micro Cap Growth Fund

Investor Class Shares (JMCGX)

Institutional Class Shares (JMIGX)

a series of Jacob Funds Inc.

Supplement dated March 30, 2013 to the Prospectus dated January 4, 2013.

The purpose of this supplement is to provide you with changes to the current Prospectus for the Jacob Micro Cap Growth Fund (the “Fund”).

1.           The “Fees and Expenses” section in the Fund’s summary is deleted in its entirety and replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Jacob Micro Cap Growth Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	none

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Jacob Micro Cap Growth Fund		Investor Class	Institutional Class
Advisory Fees		1.20%	1.20%
Distribution and/or Service (12b-1) Fees		0.35%	none
Other Expenses		0.92%	0.92%
Total Annual Fund Operating Expenses		2.47%	2.12%
Fee Waiver	[1]	(0.02%)	none
Total Annual Fund Operating Expenses After Fee Waiver		2.45%	2.12%
[1]	Jacob Asset Management of New York LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed, through at least January 2, 2014, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares, respectively, of each class' average daily net assets. Pursuant to this fee waiver agreement, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. Please note that the maximum waiver is 1.20%, which means that the Fund's overall expenses could exceed 2.45% for Investor Class shares or 2.15% for Institutional Class shares. This waiver agreement may only be terminated by the Board.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Jacob Micro Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	248	768	1,314	2,805
Institutional Class	215	664	1,139	2,452

2. The “Portfolio Turnover” section in the Fund’s summary is deleted in its entirety and replaced with the following:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.